OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Jul. 30, 2023
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Number of shares outstanding	2,338,695,829	2,337,788,498	2,299,999,998	2,299,999,998	2,412,852,458